Apr. 06, 2017
American Funds College 2033 Fund ®
American Funds College 2033 Fund ®
American Funds College Target Date Series® Prospectus Supplement April 7, 2017 (for prospectus dated April 7, 2017)

1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.